Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time the grant of equity awards in coordination with the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. Our equity awards are granted under a stockholder-approved plan and stock purchase rights and stock options are granted at an exercise price at or above the closing market price of the Company’s common stock on the date of grant.
Award Timing Method	We do not time the grant of equity awards in coordination with the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. Our equity awards are granted under a stockholder-approved plan and stock purchase rights and stock options are granted at an exercise price at or above the closing market price of the Company’s common stock on the date of grant.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not time the grant of equity awards in coordination with the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.
MNPI Disclosure Timed for Compensation Value	false